Reserves - Schedule of Most Significant Claims and Benefits Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Claims and benefits payable, at beginning of year	$ 1,719,916	$ 1,717,938	$ 1,679,730
Less: Reinsurance ceded and other	(1,401,777)	(384,297)	(344,742)	$ (272,687)
Net claims and benefits payable, at beginning of year	1,335,619	1,373,196	1,407,043
Incurred losses and loss adjustment expenses related to:
Current year	181,588	721,099	728,099
Prior year's interest	9,382	56,661	58,472
Prior year (s)	(40,350)	(35,026)	(50,065)
Total incurred losses and loss adjustment expenses	150,620	742,734	736,506
Paid losses and loss adjustment expenses related to:
Current year	177,218	444,567	436,752
Prior year (s)	1,297,926	335,744	333,601
Total paid losses and loss adjustment expenses	1,475,144	780,311	770,353
Net claims and benefits payable, at end of year	11,095	1,335,619	1,373,196
Plus: Reinsurance ceded and other	(1,401,777)	(384,297)	(344,742)	$ (272,687)
Claims and benefits payable, at end of year	$ 1,412,872	$ 1,719,916	$ 1,717,938